Note 12 - Common Stock and Additional Paid-in Capital (Details) (USD $)	1 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended		12 Months Ended
	Nov. 26, 2014	Aug. 12, 2014	May 07, 2014	Feb. 14, 2014	Aug. 02, 2007	Apr. 30, 2013	Jul. 18, 2007	Aug. 07, 2006	Oct. 05, 2005	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 22, 2010
Stockholders' Equity Note [Abstract]
Common Stock, Shares Authorized										100,000,000	100,000,000
Stock Issued During Period, Shares, New Issues		3,500,000	4,476,195	3,398,558	460,105			400,000	8,000,000
Common Stock, Shares, Outstanding									14,000,000	42,889,773	32,127,329
Sale of Stock, Price Per Share (in Dollars per share)		$ 10.00	$ 10.50	$ 9.71		$ 10.00	$ 18.00	$ 12.54
Shares Public Offering						11,500,000	7,200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock (in Dollars)					$ 8,281,890		$ 129,600,000			$ 112,302,678	$ 109,119,029
Proceeds From Issuance of Equity, Net of Issuance Costs (in Dollars)		34,071,501	46,294,133	31,937,044	7,826,386	109,119,029	121,932,958
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,080,000
Stock Repurchase Program, Authorized Amount (in Dollars)	10,000,000														15,000,000
Stock Repurchased During Period, Shares	843,022										0	0	551,646	1,205,229
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)	$ 6.29												$ 4.05	$ 5.21
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 35,000,000	$ 47,000,047	$ 32,999,998		$ 115,000,000